FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Financial Assets at Fair Value Through Profit or Loss - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Financial Assets at Fair Value Through Profit or Loss [Line Items]
Trading assets	£ 0	£ 290
Other financial assets mandatorily at fair value through profit or loss	1,674	1,994
Total	1,674	2,284
The Bank
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Financial Assets at Fair Value Through Profit or Loss [Line Items]
Trading assets	0	290
Other financial assets mandatorily at fair value through profit or loss	1,724	413
Total	£ 1,724	£ 703